Additional Information (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [abstract]
Summary of capitalised costs relating to oil and gas production activities
The following table shows the aggregate capitalised costs related to oil and gas exploration and production activities, and the related accumulated depreciation, depletion, amortisation and valuation provisions.

	Australia US$m	International US$m	Total US$m
2023

Unproved properties	1,193	1,109	2,302

Proved properties 1	52,563	18,039	70,602

Total costs	53,756	19,148	72,904

Less: Accumulated depreciation, depletion, amortisation and valuation provisions	(27,548)	(3,994)	(31,542)

Net capitalised costs	26,208	15,154	41,362

2022

Unproved properties	1,154	1,834	2,988

Proved properties 1	49,190	15,546	64,736

Total costs	50,344	17,380	67,724

Less: Accumulated depreciation, depletion, amortisation and valuation provisions	(24,353)	(2,491)	(26,844)

Net capitalised costs	25,991	14,889	40,880

2021

Unproved properties	1,172	1,703	2,875

Proved properties 1	38,352	2,517	40,869

Total costs	39,524	4,220	43,744

Less: Accumulated depreciation, depletion, amortisation and valuation provisions	(22,738)	(1,958)	(24,696)

Net capitalised costs	16,786	2,262	19,048

1.	Proved properties include the fair value ascribed to future phases of certain projects acquired through business combinations.

Summary of oil and gas property acquistion exploration and development activities
The following table shows the costs incurred related to oil and gas property acquisition, exploration and development activities (expensed and capitalised). Amounts shown include interest capitalised.

	Australia US$m	International US$m	Total US$m

2023
Acquisitions of proved property	-	-	-
Acquisitions of unproved property	-	-	-
Exploration 1	103	420	523
Development 2	3,315	2,124	5,439

Total costs 3	3,418	2,544	5,962

2022
Acquisitions of proved property	8,488	11,098	19,586
Acquisitions of unproved property	-	180	180
Exploration 1	39	541	580
Development 2	2,365	1,740	4,105

Total costs 3	10,892	13,559	24,451

2021
Acquisitions of proved property	-	205	205
Acquisitions of unproved property	-	7	7
Exploration 1	459	84	543
Development 2	1,141	935	2,076

Total costs 3	1,600	1,231	2,831

1.	Represents gross exploration expenditure, including capitalised exploration expenditure, geological and geophysical expenditure and development evaluation costs charged to income as incurred.
2.	Total development costs includes $5,128 million of expenditure and $311 million of capitalised interest in 2023.
3.	Total costs include $5,683 million (2022: $23,991 million, 2021: $2,777 million) capitalised during the year.

Summary of operations from oil and gas production activities
Results of operations from oil and gas production activities

	Australia US$m	International US$m	Total US$m
2023

Oil and gas revenue	9,699	2,564	12,263

Production costs	(1,396)	(402)	(1,798)

Exploration expenses	(55)	(299)	(354)

Depreciation, depletion, amortisation and valuation provision 1	(3,288)	(2,555)	(5,843)

Production taxes 2	(363)	(29)	(392)

Accretion expense 3	(179)	(58)	(237)

Income taxes	(1,449)	-	(1,449)

Royalty-related taxes 4	(367)	-	(367)

Results of oil and gas producing activities 5	2,602	(779)	1,823

2022

Oil and gas revenue	12,453	1,575	14,028

Production costs	(1,277)	(353)	(1,630)

Exploration expenses	(20)	(440)	(460)

Depreciation, depletion, amortisation and valuation provision 1	(1,476)	(460)	(1,936)

Production taxes 2	(429)	(16)	(445)

Accretion expense 3	(85)	(23)	(108)

Income taxes	(2,707)	(151)	(2,858)

Royalty-related taxes 4	(501)	-	(501)

Results of oil and gas producing activities 5	5,958	132	6,090

2021

Oil and gas revenue	5,624	-	5,624

Production costs	(504)	-	(504)

Exploration expenses	(6)	(48)	(54)

Depreciation, depletion, amortisation and valuation provision 1	(501)	(268)	(769)

Production taxes 2	(218)	-	(218)

Accretion expense 3	(23)	(1)	(24)

Income taxes	(1,312)	-	(1,312)

Royalty-related taxes 4	-	-	-

Results of oil and gas producing activities 5	3,060	(317)	2,743

1.	Includes valuation provision recognition of $1,917 million (2022: reversal of $900 million; 2021: reversal of $1,048 million).
2.	Includes royalties and excise duty.
3.	Represents the unwinding of the discount on the closure and rehabilitation provision.
4.	Includes petroleum resource rent tax and petroleum revenue tax where applicable. Excludes deferred tax expense/(benefit) of $531 million (2022: $(814) million; 2021: $297 million).
5.
This table reflects the results of our oil and gas activities as reported in note A.1 ‘Segment revenue and expenses’ in Section
5
 – Financial Statements. Other income, other expenses, general and administrative costs and amounts relating to the marketing and corporate/other segments within the note are excluded.

Summary of standardised measure of discounted future cash flows
Woodside standardised measure year ended 31 December

	Australia US$m	International US$m	Total US$m

2023

Future cash inflows	114,168	41,307	155,475

Future production costs	(31,945)	(11,344)	(43,289)

Future development costs 1	(10,758)	(8,216)	(18,974)

Future income taxes	(27,527)	(5,375)	(32,902)

Future net cash flows	43,938	16,372	60,310

Discount at 10% per annum	(20,024)	(8,133)	(28,157)

Standardised measure	23,914	8,239	32,153

2022

Future cash inflows	197,194	38,256	235,450

Future production costs	(31,157)	(9,698)	(40,855)

Future development costs 1	(12,259)	(4,487)	(16,746)

Future income taxes	(62,182)	(4,823)	(67,005)

Future net cash flows	91,596	19,248	110,844

Discount at 10% per annum	(48,924)	(7,777)	(56,701)

Standardised measure	42,672	11,471	54,143

2021

Future cash inflows	76,202	5,695	81,897

Future production costs	(22,193)	(899)	(23,092)

Future development costs 1	(8,296)	(2,481)	(10,777)

Future income taxes	(16,266)	(90)	(16,356)

Future net cash flows	29,447	2,225	31,672

Discount at 10% per annum	(14,793)	(1,142)	(15,935)

Standardised measure	14,654	1,083	15,737

1.	Future development costs include decommissioning.

Summary of movement in changes in the standardised measure
Changes in the standardised measure are presented in the following table:

	2023 US$m	2022 US$m	2021 US$m

Changes in the standardised measure

Standardised measure at the beginning of the year	54,143	15,737	5,084

Revisions:

Prices, net of production costs	(41,132)	22,558	7,741

Changes in future development costs	(2,288)	(873)	20

Revisions of reserves quantity estimates	3,156	5,898	2,109

Accretion of discount	8,039	4,051	430

Changes in production timing and other	(707)	2,371	3,485

Sales of oil and gas, net of production costs	(10,500)	(10,202)	(5,698)

Acquisitions of reserves-in-place	-	28,309	-

Sales of reserves-in-place	-	-	-

Previously estimated development costs incurred	5,276	3,339	565

Extensions, discoveries, and improved recoveries, net of future costs	1,174	-	8,346

Changes in future income taxes	14,992	(17,045)	(6,345)

Standardised measure at the end of the year	32,153	54,143	15,737
Changes in reserves quantities are shown in section 3.10 - Reserves Statement.

Summary of movement in capitalised exploratory well costs
The following table provides the changes to the capitalised exploratory well costs that were pending the determination of proved reserves for the three years ended 31 December 2023, 31 December 2022 and 31 December 2021.

	2023 US$m	2022 US$m	2021 US$m

Movement in capitalised exploratory well costs 1

At the beginning of the year	807	614	2,045

Acquisitions to the capitalised exploratory well costs pending the determination of proved reserves	-	180	-

Additions to the capitalised exploratory well costs pending the determination of proved reserves	169	111	501

Capitalised exploratory well costs expensed 2	(4)	(62)	(268)

Capitalised exploratory well costs reclassified to wells, equipment and facilities based on the determination of proved reserves	(304)	(36)	(1,664)

Sale of suspended wells	-	-	-

At the end of the year	668	807	614

1.	Suspended exploratory well costs represent capitalised exploration, evaluation and permit acquisition costs.
2.	Includes amortisation of licence acquisition costs.

Summary of ageing of capitalised exploratory well costs

	2023 US$m	2022 US$m	2021 US$m

Ageing of capitalised exploratory well costs

Exploratory well costs capitalised for a period of one year or less	71	124	19

Exploratory well costs capitalised for a period greater than one year	597	683	595

At the end of the year	668	807	614

	2023 US$m	2022 US$m	2021 US$m

Number of projects that have been capitalised for a period greater than one year	17	21	25